CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Accumulated other comprehensive income (loss)	$ 13.8	$ (41.7)	$ (18.8)
Income tax expense, fair value through other comprehensive income		0.0	0.0
Income tax expense (recovery), cash flow hedges - effective portion		4.4	12.4
Income tax expense, cash flow hedges - reclassified out of accumulated other comprehensive income	$ 5.0	$ (7.0)	$ (3.5)